Pension Plans and Other Postretirement Benefits (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Defined Benefit Plan, Amounts Recognized in Balance Sheet [Abstract]
Noncurrent liabilities	$ (497.2)	$ (333.7)
Changes in plan assets and benefit obligations recognized in other comprehensive loss
Total recognized in other comprehensive income	(26.4)	(47.5)	(78.6)
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets [Abstract]
Projected benefit obligation	1,158.9	932.6
Accumulated benefit obligation	1,146.3	891.7
Fair value of plan assets	711.3	641.3
Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Net transfer primarily due to acquisition	72.5	0
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year	1,046.9	936.3
Service cost	28.9	32.7	31.7
Interest cost	55.9	50.2	52.4
Plan participants' contributions	1.1	1.2
Actuarial loss/(gain)	15.0	81.2
Benefits paid, net of contributions	(78.1)	(57.3)
Plan amendments	0	0
Special termination benefits	9.6	0
Net transfer primarily due to acquisition	177.7	0
Foreign currency exchange rate changes	4.5	2.6
Benefit obligation at end of year	1,261.5	1,046.9	936.3
Change in Plan Assets
Fair value of plan assets at beginning of year	752.8	699.4
Actual return on plan assets	12.3	81.5
Company contributions	52.7	23.2
Plan participants' contributions	1.1	1.2
Benefits paid	(78.1)	(57.3)
Foreign currency exchange rate changes	1.7	4.8
Fair value of plan assets at end of year	815.0	752.8	699.4
Defined Benefit Plan, Funded Status of Plan [Abstract]
Funded status at end of year	(446.5)	(294.1)
Defined Benefit Plan, Amounts Recognized in Balance Sheet [Abstract]
Noncurrent assets	1.2	0
Current liabilities	(7.0)	(6.4)
Noncurrent liabilities	(440.7)	(287.7)
Net amount recognized	(446.5)	(294.1)
Amounts Recognized in Accumulated Other Comprehensive Loss
Net loss/(gain)	371.2	325.4
Prior service credit	(42.7)	(47.8)
Transition obligation	0.1	0.9
Net amount recognized, pre-tax	328.6	278.5
Changes in plan assets and benefit obligations recognized in other comprehensive loss
Net loss arising during the year	66.9
Effect of exchange rates	2.6
Transfer out for foreign plans deemed immaterial	(4.2)
Amortization, settlement or curtailment recognition of net transition obligation	1.1
Amortization or curtailment recognition of prior service credit	5.6
Amortization or settlement recognition of net (loss)/gain	(19.7)
Total recognized in other comprehensive income	50.1
Expected contributions to plans in next year	65.7
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
2012	86.4
2013	76.2
2014	79.1
2015	84.1
2016	86.0
2017 to 2021	454.3
Accumulated Benefit Obligation	1,235.3	986.7
Pension and Other Postretirement Benefit Plans, Amounts that Will be Amortized from Accumulated Other Comprehensive Income (Loss) in Next Fiscal Year [Abstract]
Net actuarial (loss)/gain	(20.5)
Prior service credit	5.5
Plan obligations:
Discount rate	4.60%	4.80%
Compensation increase rate	2.70%	3.40%
Net periodic benefit cost:
Discount rate	4.70%	5.60%
Expected long-term rate of return on plan	7.30%	8.00%
Compensation increase rate	3.40%	3.80%
United States Pension Plans of US Entity, Defined Benefit [Member]
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets [Abstract]
Percent of Plan Assets Held in the US Plans	80.30%
Defined Benefit Plan, Actual Plan Asset Allocations [Abstract]
Equity Securities	56.00%
Debt Securities	39.00%
Other	5.00%
Net periodic benefit cost:
Defined Benefit Plan, Percent of Annual Earnings Contributed by Employer to Active Participants	6.00%
Defined Benefit Plan, Additional Transitional Pension Credit As a Percentage of Annual Earnings, Lower End of Range	2.00%
Defined Benefit Plan, Additional Transitional Pension Credit As a Percentage of Annual Earnings, Upper End of Range	4.00%
Postretirement [Member]
Defined Benefit Plan Disclosure [Line Items]
Net transfer primarily due to acquisition	0	0
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year	44.4	43.6
Service cost	0.5	0.5	0.4
Interest cost	2.7	2.5	2.6
Plan participants' contributions	5.0	5.4
Actuarial loss/(gain)	(7.1)	(0.1)
Benefits paid, net of contributions	(7.3)	(6.6)
Plan amendments	0	(1.2)
Special termination benefits	0	0
Net transfer primarily due to acquisition	12.5	0
Foreign currency exchange rate changes	(0.2)	0.3
Benefit obligation at end of year	50.5	44.4	43.6
Change in Plan Assets
Fair value of plan assets at beginning of year	1.0	2.2
Actual return on plan assets	0	0
Company contributions	2.0	0.9
Plan participants' contributions	5.0	5.4
Benefits paid	(7.3)	(7.5)
Foreign currency exchange rate changes	0	0
Fair value of plan assets at end of year	0.7	1.0	2.2
Defined Benefit Plan, Funded Status of Plan [Abstract]
Funded status at end of year	(49.8)	(43.4)
Defined Benefit Plan, Amounts Recognized in Balance Sheet [Abstract]
Noncurrent assets	0	0
Current liabilities	(2.6)	(2.1)
Noncurrent liabilities	(47.2)	(41.3)
Net amount recognized	(49.8)	(43.4)
Amounts Recognized in Accumulated Other Comprehensive Loss
Net loss/(gain)	(24.1)	(19.1)
Prior service credit	(20.3)	(23.0)
Transition obligation	0	0
Net amount recognized, pre-tax	(44.4)	(42.1)
Changes in plan assets and benefit obligations recognized in other comprehensive loss
Net loss arising during the year	(6.2)
Effect of exchange rates	0
Transfer out for foreign plans deemed immaterial	0
Amortization, settlement or curtailment recognition of net transition obligation	0
Amortization or curtailment recognition of prior service credit	2.7
Amortization or settlement recognition of net (loss)/gain	1.2
Total recognized in other comprehensive income	(2.3)
Expected contributions to plans in next year	2.7
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
2012	3.4
2013	3.3
2014	3.3
2015	3.2
2016	3.2
2017 to 2021	14.6
Pension and Other Postretirement Benefit Plans, Amounts that Will be Amortized from Accumulated Other Comprehensive Income (Loss) in Next Fiscal Year [Abstract]
Net actuarial (loss)/gain	1.9
Prior service credit	$ 2.6
Plan obligations:
Discount rate	4.80%	5.10%
Net periodic benefit cost:
Discount rate	5.10%	5.90%
Expected long-term rate of return on plan	3.20%	3.50%
Equity Securities [Member]
Net periodic benefit cost:
Expected long-term rate of return on plan	9.38%
Debt Securities [Member]
Net periodic benefit cost:
Expected long-term rate of return on plan	5.05%